UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

TCW US FIXED INCOME AND

MONEY MARKET FUNDS

2007 ANNUAL REPORT

Where experts invest.

US FIXED INCOME

TCW Funds, Inc.

Table of Contents	October 31, 2007
Letter To Shareholders	1

Management Discussions	2

Schedules of Investments:

TCW Money Market Fund	9

TCW Core Fixed Income Fund	12

TCW High Yield Bond Fund	22

TCW Short Term Bond Fund	28

TCW Total Return Bond Fund	32

Statements of Assets and Liabilities	37

Statements of Operations	38

Statements of Changes in Net Assets	39

Notes to Financial Statements	41

Financial Highlights	51

Report of Independent Registered Public Accounting Firm	59

Shareholder Expenses	60

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	62

Advisory and Sub-Advisory Agreements Disclosure	63

Directors and Officers	66

(THIS PAGE INTENTIONALLY LEFT BLANK)

US FIXED INCOME

To Our Valued Shareholders

The TCW Funds, Inc. fund family provides our shareholders with targeted investment strategies featuring competitive expense ratios and no front-end loads or deferred sales charges. We are pleased to submit the October 31, 2007 annual reports for the various funds. These reports contain management discussions commenting on performance and a listing of the portfolio securities as of the end of the fiscal year.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require further information on the TCW Funds, Inc., I invite you to visit our website at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

November 16, 2007

US FIXED INCOME

TCW Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2007, the TCW Core Fixed Income Fund (the "Fund") posted a gain of 5.46% and 5.17% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 5.38% over the same period.

During the year the Fund was in a defensive position underweighting both investment grade and high yield corporate issuers which aided its performance. The Fund's overweight positions in both U.S. Government securities and mortgage-backed securities was also a positive with respect to performance.

Going forward the Fund's investments will be managed using a controlled risk approach and active asset allocation which seek to control the principal risk components of the fixed income sector.

TCW Core Fixed Income Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Core Fixed Income Fund

TCW Core Fixed Income Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW High Yield Bond Fund

Management Discussions

For the year ended October 31, 2007, the TCW High Yield Bond Fund (the "Fund") posted a gain of 6.27% and 5.96% on its I Class and N Class shares, respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 6.81% during the same period.

The performance of high yield was relatively strong through the first half of 2007. Credit spreads tightened towards historic levels as the asset class benefited from low default rates, strong corporate earnings and investors seeking higher yields. However, the rally was halted as losses within the sub-prime mortgage market initiated a general re-pricing of risk. As the losses in the sub-prime market grew, there was a domino effect that rippled through the credit markets. Within the high yield market, investment dealers and commercial banks were left with $350 billion of financing commitments for pending LBO's just as the credit markets were experiencing some dislocation. Despite the favorable fundamental backdrop, the technical imbalance pushed credit spreads wider.

The Fund benefited from its overweight to the single-B segment of the market, which performed well during the period. The Fund also benefited from good security selection and its favorable view on the healthcare industry, which was one of the better performing segments. One of the biggest detractors was the homebuilding industry, which was weaker in sympathy with the sub-prime concerns.

As we look forward, the primary risk to the high yield market will be the financial markets ability to work through the existing "credit crunch" without impacting the underlying economy. The economy is much more susceptible to a slowdown than it was several months ago as dramatic decline in consumer spending, related to housing concerns and rising energy costs will place pressure on the consumer. The Fund will likely maintain a bias towards higher quality securities, with underlying asset support. We believe that our experience and credit research capabilities will help us navigate the Fund through a more challenging market. The current income offered by the asset class remains attractive and represents an opportunity to add value within a global portfolio.

TCW High Yield Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW High Yield Bond Fund

TCW High Yield Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Short Term Bond Fund

Management Discussions

For the year ended October 31, 2007, the TCW Short Term Bond Fund (the "Fund") posted a gain of 4.95%. The Fund's benchmark returned 5.30% over the same period.

Yields on U.S. Treasuries were mixed for the year ended October 31, 2007. The 3-month Treasury Bill fell 16 basis points to 3.91%, the 2-year fell 75 basis points to 4.07% and the 10-year fell 13 basis points to 4.47%. On September 18, 2007, the FOMC decided to cut the fed funds rate by 50 basis points to 4.75%, making it the first time in four years that the Fed has cut rates in order to stabilize the turmoil in the financial markets. On October 31, 2007, the FOMC decided to lower its target for the Federal Funds rate 25 basis points to 4.50%. Oil rose to a record high of $95.18 as the Turkish government warned of a wider military action into northern Iraq and a continuing decline in the U.S. dollar. Gold rose to $805.20, up from $645.10 last year.

Longer duration securities such as Long CMOs, and 15-year Agency pass-throughs outperformed the index as most interest rates fell for the year. Conversely, shorter duration securities such as ARMs, which the Fund holds, underperformed the index. Going forward, we remain focused on using collateral and structure as a means of limiting exposure to all types of prepayment rate risk.

TCW Short Term Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Total Return Bond Fund

Management Discussions

For the year ended October 31, 2007, the TCW Total Return Bond Fund (the "Fund") posted a gain of 6.16% and 5.87% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 5.38% over the same period.

Yields on U.S. Treasuries were mixed for the year ended October 31, 2007. The 3-month Treasury Bill fell 16 basis points to 3.91%, the 2-year fell 75 basis points to 4.07% and the 10-year fell 13 basis points to 4.47%. On September 18, 2007, the FOMC decided to cut the fed funds rate by 50 basis points to 4.75%, making it the first time in four years that the Fed has cut rates in order to stabilize the turmoil in the financial markets. On October 31, 2007, the FOMC decided to lower its target for the Federal Funds rate 25 basis points to 4.50%. Oil rose to a record high of $95.18 as the Turkish government warned of a wider military action into northern Iraq and a continuing decline in the U.S. dollar. Gold rose to $805.20, up from $645.10 last year.

Longer duration securities such as Inverse Floaters, Inverse Interest-Only securities, and Long CMOs outperformed the index as most interest rates fell for the year. Conversely, shorter duration securities such as Agency Floaters, Non-Agency Hybrids and Short CMOs underperformed the index. Going forward, we remain focused on using collateral and structure as a means of limiting exposure to all types of prepayment rate risk. The Fund's performance was also positively impacted as a result of the Fund's investment portfolio having zero sub-prime exposure.

TCW Total Return Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Total Return Bond Fund

Management Discussions (Continued)

TCW Total Return Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments	October 31, 2007

Principal Amount	Short-Term Investments	Value
	Certificates Of Deposit (4.8% of Net Assets)
$12,200,000	Branch Banking & Trust Co., Inc., 5.084%, due 11/30/07	$12,199,805
20,000,000	Credit Suisse New York, 5.52%, due 11/16/07	20,006,375
	Total Certificates Of Deposit (Cost: $32,206,180)	32,206,180
	Commercial Paper (53.7%)
15,000,000	Abbey National North America LLC, 4.75%, due 11/01/07	15,000,000
17,000,000	ABN Amro North American Finance, 4.7%, due 11/01/07	17,000,000
15,000,000	ABN Amro North American Finance, 5.07%, due 01/14/08	14,843,675
5,000,000	Bank of America Corp., 4.8%, due 11/19/07	4,988,000
2,100,000	Barclays U.S. Funding Corp., 5.05%, due 01/25/08	2,074,960
10,000,000	Barclays U.S. Funding Corp., 5.16%, due 01/04/08	9,908,267
10,000,000	Barclays U.S. Funding Corp., 5.18%, due 01/07/08	9,903,594
15,000,000	Bear Stearns Co., Inc., 5.02%, due 11/15/07	14,970,717
32,000,000	BNP Paribas Finance, Inc., 4.75%, due 11/01/07	32,000,000
10,000,000	Branch Banking & Trust Co., Inc., 4.5%, due 11/01/07	10,000,000
32,000,000	Calyon North America, Inc., 4.77%, due 11/01/07	32,000,000
32,000,000	Deutsche Bank LLC, 4.77%, due 11/01/07	32,000,000
24,723,000	Dresdner U.S. Finance, Inc., 4.79%, due 11/01/07	24,723,000
9,700,000	Dresdner U.S. Finance, Inc., 5.06%, due 11/19/07	9,675,459
8,750,000	HBOS Treasury Services, 5.1%, due 11/21/07	8,725,208
5,600,000	HBOS Treasury Services, 5.4%, due 11/05/07	5,596,640
10,000,000	HSBC Finance Corp., 5.05%, due 12/28/07	9,920,042
10,000,000	ING US Funding LLC, 5.06%, due 12/27/07	9,921,289
5,000,000	International Lease Finance Corp., 4.7%, due 11/01/07	5,000,000
10,000,000	Morgan Stanley, 5.48%, due 11/20/07	9,971,078
25,000,000	Northern Illinois Gas Co., 4.75%, due 11/01/07	25,000,000
15,000,000	Suntrust Bank, 4.58%, due 11/01/07	15,000,000
10,000,000	UBS AG/Finance LLC, 4.97%, due 11/07/07	9,991,717
32,000,000	Wells Fargo & Co, 4.6%, due 11/01/07	32,000,000
	Total Commercial Paper (Cost: $360,213,646)	360,213,646
	Corporate Fixed Income Securities (33.0%)
3,600,000	Abbey National Treasury Services, 5.074%, due 07/02/08	3,596,099
5,000,000	American General Finance Corp., 2.75%, due 06/15/08	4,917,859
5,075,000	American General Finance Corp., 4.5%, due 11/15/07	5,073,298
10,000,000	American General Finance Corp., 5.329%, due 01/18/08	10,003,050
5,000,000	American General Finance Corp., 5.33%, due 06/27/08	4,995,988
10,000,000	Bank of America Corp., 3.875%, due 01/15/08	9,969,880
5,475,000	Bank One Corp., 2.625%, due 06/30/08	5,378,767
6,500,000	Branch Banking & Trust Co., Inc., 5.671%, due 09/02/08	6,497,059
10,000,000	Citigroup, Inc., 5.416%, due 11/01/07	9,999,937
7,225,000	Credit Suisse USA, Inc., 4.625%, due 01/15/08	7,217,773
10,000,000	Federal Home Loan Bank, 4.235%, due 11/15/07	9,999,962
10,000,000	Federal Home Loan Bank, 4.235%, due 02/07/08	10,000,000
10,000,000	Federal Home Loan Bank, 4.245%, due 01/24/08	10,000,000
10,000,000	Fleet Boston Financial Group, 3.85%, due 02/15/08	9,956,795

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
	Corporate Fixed Income Securities (Continued)
$15,000,000	General Electric Capital Corp., 5.29%, due 01/03/08	$15,002,692
16,000,000	Goldman Sachs Group, Inc., 4.125%, due 01/15/08	15,961,388
21,190,000	HSBC Finance Corp., 4.125%, due 03/11/08	21,097,905
2,000,000	International Lease Finance Corp., 4.5%, due 05/01/08	1,991,172
5,000,000	JPMorgan Chase & Co., 4%, due 02/01/08	4,983,542
10,000,000	JPMorgan Chase & Co., 5.154%, due 01/25/08	10,002,399
15,000,000	Morgan Stanley, 5.485%, due 11/09/07	15,000,542
5,000,000	US Bank North America, 4.763%, due 11/30/07	5,000,026
15,000,000	US Bank North America, 5.095%, due 12/05/07	15,000,102
10,000,000	Wachovia Corp., 5.426%, due 11/08/07	10,000,216
	Total Corporate Fixed Income Securities (Cost: $221,646,451)	221,646,451
	Total Short-Term Investments (Cost: $614,066,277) (91.5%)	614,066,277
Number of Shares	Money Market Investments (9.2%)
29,300,000	BlackRock Liquidity TempFund, 5.13%	29,300,000
32,600,000	Morgan Stanley Institutional Liquidity Fund, 5.11%	32,600,000
	Total Money Market Investments	61,900,000
Principal Amount
	Other Short-Term Investments (0.0%)
$58,719	State Street Bank & Trust Depository Reserve, 3%	58,719
	Total Short-Term Investments (Cost: $61,958,719) (9.2%)	61,958,719
	Total Investments (Cost: $676,024,996) (100.7%)	676,024,996
	Liabilities in Excess of Other Assets (– 0.7%)	(4,596,628)
	Net Assets (100.0%)	$671,428,368

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Banking	52.9%
Brokers	8.5
Commercial Services	0.3
Financial Services	20.8
Insurance	0.8
Oil & Gas	3.7
U.S. Government Agency Obligations	4.5
Short-Term Investments	9.2
Total	100.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.3% of Net Assets)
$50,000	Goodrich (BF) Corp., 7.625%, due 12/15/12	$54,641
75,000	Northrop Grumman Corp., 7.75%, due 02/15/31	92,041
225,000	Textron Financial Corp., 4.6%, due 05/03/10	222,885
	Total Aerospace & Defense	369,567
	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	24,250
	Automotive (0.2%)
200,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	207,300
15,000	Ford Motor Co., 7.45%, due 07/16/31	11,775
25,000	General Motors Corp., 8.375%, due 07/15/33	22,687
	Total Automotive	241,762
	Banking (1.5%)
275,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	272,992
200,000	Bank of America Corp., 5.625%, due 10/14/16	201,194
100,000	CIT Group, Inc., 5.4%, due 01/30/16	90,866
225,000	Citigroup, Inc., 4.125%, due 02/22/10	221,454
75,000	GMAC LLC, 6%, due 12/15/11	66,800
175,000	HSBC Finance Corp., 5%, due 06/30/15	165,926
225,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	214,027
200,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	207,878
75,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	89,630
200,000	US Bank N.A., 6.3%, due 02/04/14	208,676
200,000	Wachovia Bank N.A., 7.8%, due 08/18/10	213,494
200,000	Wells Fargo & Co., 6.45%, due 02/01/11	207,736
	Total Banking	2,160,673
	Beverages, Food & Tobacco (0.3%)
100,000	Campbell Soup Co., 6.75%, due 02/15/11	104,869
100,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	105,301
30,000	Dole Foods Co., Inc., 8.75%, due 07/15/13	29,400
100,000	Kellogg Co., 6.6%, due 04/01/11	104,934
100,000	Kraft Foods, Inc., 5.25%, due 10/01/13	99,474
15,000	Supervalu, Inc., 7.5%, due 11/15/14	15,506
	Total Beverages, Food & Tobacco	459,484
	Building Materials (0.0%)
15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	15,487
	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	9,500	*
5,000	Lyondell Chemical Co., 6.875%, due 06/15/17	5,512
30,000	Lyondell Chemical Co., 8%, due 09/15/14	33,262
30,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	29,400	*

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	Chemicals (Continued)
$5,000	Mosaic Co., (144A), 7.375%, due 12/01/14	$5,300	*
5,000	Mosaic Co., (144A), 7.625%, due 12/01/16	5,387	*
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	20,150
65,000	Westlake Chemical Corp., 6.625%, due 01/15/16	62,237
	Total Chemicals	170,748
	Coal (0.0%)
65,000	Massey Energy Co., 6.875%, due 12/15/13	61,587
	Commercial Services (0.3%)
25,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	25,000
25,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	25,750
50,000	Aramark Services, Inc., 8.5%, due 02/01/15	50,750
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	34,125	*
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	49,375
10,000	Education Management LLC, 8.75%, due 06/01/14	10,350
10,000	Education Management LLC, 10.25%, due 06/01/16	10,525
50,000	Service Corporation International, 6.75%, due 04/01/15	49,875
100,000	Waste Management, Inc., 7.75%, due 05/15/32	115,012
	Total Commercial Services	370,762
	Communications (0.0%)
3,000	Intelsat Corp., 9%, due 08/15/14	3,067
25,000	Intelsat Intermediate Holding Co., Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	20,562
25,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	25,187
	Total Communications	48,816
	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12	32,812
	Containers & Packaging (0.0%)
25,000	Pliant Corp., 11.125%, due 09/01/09	21,687
	Data Processing & Preparation (0.0%)
30,000	First Data Corp., (144A), 9.875%, due 09/24/15	28,687	*
	Electric Utilities (0.7%)
37,000	AES Corp., 9.375%, due 09/15/10	39,220
100,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	96,492
200,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	202,024
100,000	Dominion Resources, Inc., 5.15%, due 07/15/15	96,490
50,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	50,250
50,000	Edison Mission Energy, (144A), 7%, due 05/15/17	48,875	*
100,000	Exelon Corp., 4.9%, due 06/15/15	93,881
30,000	InterGen NV, (144A), 9%, due 06/30/17	31,687	*
100,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	99,056
60,000	Mirant North America LLC, 7.375%, due 12/31/13	60,750
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	50,125

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (Continued)
$35,000	Reliant Energy, Inc., 7.625%, due 06/15/14	$35,350
100,000	Southern Power Co., 4.875%, due 07/15/15	95,097
25,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15	25,062	*
	Total Electric Utilities	1,024,359
	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	26,125
	Electronics (0.3%)
15,000	Celestica, Inc., 7.625%, due 07/01/13	14,362
200,000	Cisco Systems, Inc., 5.5%, due 02/22/16	201,188
50,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	47,500
65,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	63,375
25,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	21,875
30,000	Sanmina-SCI Corp., (144A), 8.444%, due 06/15/14	29,137	*
15,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14	14,700
	Total Electronics	392,137
	Entertainment & Leisure (0.1%)
10,000	Herbst Gaming, Inc., 8.125%, due 06/01/12	8,900
20,000	Indianapolis Downs LLC/Indiana Downs Capital Corp., (144A), 11%, due 11/01/12	20,200	*
25,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	25,250
100,000	News America, Inc., 6.4%, due 12/15/35	99,532
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15	20,300	*
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	37,900	*
	Total Entertainment & Leisure	212,082
	Financial Services (1.0%)
150,000	American Express Credit Corp., 5%, due 12/02/10	150,267
225,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	218,745
225,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	221,834
45,000	Ford Motor Credit Co., 7%, due 10/01/13	40,176
25,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	25,437	*
45,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	46,181
225,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	212,492
15,000	MCBC Holdings, Inc. (144A), 11.521%, due 10/15/14	15,075	*
225,000	Morgan Stanley, 5.45%, due 01/09/17	218,365
20,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15	20,208	*
225,000	PNC Funding Corp., 5.25%, due 11/15/15	217,159
32,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	33,680
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	10,275
	Total Financial Services	1,429,894
	Food Retailers (0.1%)
100,000	Kroger Co., 5.5%, due 02/01/13	99,906

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	Forest Products & Paper (0.2%)
$10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	$7,950
20,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	16,600
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	9,325
50,000	Catalyst Paper Corp., 7.375%, due 03/01/14	36,625
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	24,500	*
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,500
10,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	10,325
100,000	Westvaco Corp., 8.2%, due 01/15/30	107,432
	Total Forest Products & Paper	222,257
	Healthcare Providers (0.1%)
40,000	Community Health Systems, Inc., (144A), 8.875%, due 07/15/15	40,550	*
50,000	HCA, Inc., 9.25%, due 11/15/16	52,688
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	40,700
30,000	United Surgical Partners, 8.875%, due 05/01/17	30,600
	Total Healthcare Providers	164,538
	Heavy Machinery (0.1%)
100,000	John Deere Capital Corp., 5.1%, due 01/15/13	99,839
	Home Construction, Furnishings & Appliances (0.2%)
200,000	General Electric Capital Corp., 5.875%, due 02/15/12	206,306
40,000	KB Home, 7.25%, due 06/15/18	37,200
25,000	Standard Pacific Corp., 7%, due 08/15/15	18,438
5,000	Standard Pacific Corp., 9.25%, due 04/15/12	2,850
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	12,400
	Total Home Construction, Furnishings & Appliances	277,194
	Household Products (0.1%)
100,000	Fortune Brands, Inc., 5.375%, due 01/15/16	95,811
	Industrial—Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	27,375
	Insurance (0.5%)
100,000	Allstate Corp. (The), 5%, due 08/15/14	97,642
100,000	American International Group, 5.6%, due 10/18/16	99,866
200,000	International Lease Finance Corp., 5.875%, due 05/01/13	202,906
25,000	Leucadia National Corp., 7%, due 08/15/13	24,313
100,000	MetLife, Inc., 5.7%, due 06/15/35	92,856
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	97,068
125,000	WellPoint, Inc., 5.25%, due 01/15/16	121,198
	Total Insurance	735,849
	Lodging (0.1%)
20,000	M T R Gaming Group, Inc., 9%, due 06/01/12	19,950
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	9,800
75,000	Mandalay Resort Group, 7.625%, due 07/15/13	73,875
	Total Lodging	103,625

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Media—Broadcasting & Publishing (0.4%)
$100,000	CBS Corp., 5.625%, due 08/15/12	$99,870
25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	22,625
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	23,125
100,000	Comcast Corp., 6.45%, due 03/15/37	100,973
50,000	CSC Holdings, Inc., 7.625%, due 04/01/11	49,750
25,000	Dex Media, Inc., 8%, due 11/15/13	25,219
25,000	Echostar DBS Corp., 7%, due 10/01/13	26,031
50,000	Idearc, Inc., 8%, due 11/15/16	50,125
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	34,475
75,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	90,020
55,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15	53,625	*
	Total Media—Broadcasting & Publishing	575,838
	Medical Supplies (0.0%)
15,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	14,175
25,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15	25,781	*
10,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17	10,250	*
	Total Medical Supplies	50,206
	Metals (0.2%)
15,000	AK Steel Corp., 7.75%, due 06/15/12	15,300
15,000	Belden, Inc., 7%, due 03/15/17	15,225
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	123,703
5,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.25%, due 04/01/15	5,413
30,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.375%, due 04/01/17	32,850
25,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	24,500	*
5,000	Novelis, Inc., 7.25%, due 02/15/15	4,800
	Total Metals	221,791
	Miscellaneous (0.1%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	149,834
	Oil & Gas (0.5%)
225,000	Apache Corp., 6%, due 01/15/37	222,363
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	53,488
100,000	Conoco, Inc., 6.95%, due 04/15/29	114,467
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	10,175
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	15,263
20,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	20,050	*
15,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	15,900
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	19,650
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,913
225,000	XTO Energy, Inc., 5.65%, due 04/01/16	225,153
	Total Oil & Gas	701,422

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (0.2%)
$100,000	Eli Lilly & Co., 5.2%, due 03/15/17	$98,547
100,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	99,571
100,000	Wyeth, 5.5%, due 02/01/14	100,521
	Total Pharmaceuticals	298,639
	Radio Telephone Communications (0.1%)
150,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	194,459
	Real Estate (0.2%)
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,725
25,000	American Real Estate Partners, LP, (144A), 7.125%, due 02/15/13	24,313	*
15,000	Host Marriott, LP, 7.125%, due 11/01/13	15,188
225,000	Simon Property Group, LP, 5.1%, due 06/15/15 (REIT)	215,420
	Total Real Estate	264,646
	Retailers (0.1%)
10,000	Dollarama Group, LP, 8.875%, due 08/15/12	10,175
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	28,800
5,000	Harry & David Holdings, Inc., 10.621%, due 03/01/12	4,800
100,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	94,822
20,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	21,750
20,000	Rite Aid Corp., 7.5%, due 01/15/15	18,950
	Total Retailers	179,297
	Telephone Communications, exc. Radio (0.4%)
75,000	AT&T Corp., 8%, due 11/15/31	92,783
10,000	Broadview Networks Holdings, Inc., (144A), 11.375%, due 09/01/12	10,600	*
50,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	50,125
50,000	Citizens Communications Co., 9%, due 08/15/31	51,563
150,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	160,856
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	30,450
25,000	Qwest Corp., 8.875%, due 03/15/12	27,344
100,000	Verizon Communications, Inc., 6.25%, due 04/01/37	104,057
	Total Telephone Communications, exc. Radio	527,778
	Telephone Systems (0.1%)
25,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	23,563
30,000	Rural Cellular Corp., (144A), 8.621%, due 06/01/13	30,863	*
100,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	110,589
50,000	Windstream Corp., 8.625%, due 08/01/16	53,563
	Total Telephone Systems	218,578
	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	104,449
25,000	Hertz Corp., 8.875%, due 01/01/14	25,813
100,000	Union Pacific Corp., 6.625%, due 02/01/29	103,223
	Total Transportation	233,485
	Total Corporate Bonds (Cost: $12,658,720) (8.7%)	12,533,286

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (26.9%)
$2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	$2,372,525
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,958,483
390,148	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	391,728
529,717	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	520,853
1,428,372	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,506,190
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	943,390
162,934	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	162,308
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,382,575
1,499,727	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,482,180
439,063	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	431,107
1,375,073	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,331,868
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 2.03%, due 10/15/31 (I/F)(TAC)	215,488
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,567,979
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,433,750
1,013,813	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	916,933
528,648	Federal National Mortgage Association (01-14-SH), 10.77%, due 03/25/30 (I/F)	601,126
410,893	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	387,160
923,562	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	858,608
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,404,465
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,537,071
3,096,961	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,964,163
1,137,574	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	990,065
2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,663,175
1,634,229	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.101%, due 03/25/36	1,629,621
	Total Collateralized Mortgage Obligations (Cost: $38,393,892)	38,652,811
	Foreign Government Bonds & Notes (3.7%)
EUR 475,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	633,171
EUR 928,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	1,279,160
EUR 605,000	Federal Republic of Germany, 3.5%, due 01/04/16	832,622
EUR 650,000	French Republic, 3.25%, due 04/25/16	872,115
CAD 100,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	104,951
CAD 100,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	99,497
CAD 100,000	Province of Quebec (Canada), 7.5%, due 09/15/29	123,694
POL 200,000	Republic of Poland, 6.25%, due 07/03/12	211,870
ILS 100,000	State of Israel, 4.625%, due 06/15/13	99,739
SEK 1,150,000	Swedish Government, 3.75%, due 08/12/17	173,600
GBP 400,000	Treasury GILT (Great Britain), 4%, due 09/07/16	777,103
MXN 100,000	United Mexican States, 5.625%, due 01/15/17	101,750
	Total Foreign Government Bonds & Notes (Cost: $5,068,549)	5,309,272

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (38.0%)
$800,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	$794,872
2,800,000	Federal Home Loan Mortgage Corp., 4.375%, due 03/17/10	2,800,168
2,900,000	Federal Home Loan Mortgage Corp., 4.75%, due 03/05/09	2,914,442
4,200,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	4,163,418
3,900,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	3,995,316
2,500,000	Federal Home Loan Mortgage Corp., 5.375%, due 01/09/14	2,508,225
1,927,603	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.539%, due 01/01/37	1,974,714
346,066	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	342,021
175,807	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	173,533
368,519	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	367,074
4,414,916	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,243,705
2,297,301	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	2,302,976
2,200,000	Federal National Mortgage Association, 4.5%, due 10/15/08	2,202,860
1,000,000	Federal National Mortgage Association, 4.625%, due 01/15/08	999,890
2,150,000	Federal National Mortgage Association, 6%, due 08/22/16	2,169,071
346,432	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	345,524
629,875	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	633,201
284,754	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	294,381
1,266,073	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,210,796
663,586	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	638,914
407,691	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	402,835
11,175,440	Federal National Mortgage Association, Pool #888566, 5.5%, due 01/01/37	11,024,907
604,109	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	570,563
1,953,531	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,896,078
3,892,195	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,868,959
1,882,399	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,829,391
	Total U.S. Government Agency Obligations (Cost: $54,420,435)	54,667,834
	U.S. Treasury Bonds (5.8%)
700,000	U.S. Treasury Bond, 4.5%, due 02/15/36	671,783
1,150,000	U.S. Treasury Bond, 6.125%, due 11/15/27	1,344,776
2,250,000	U.S. Treasury Bond, 6.125%, due 08/15/29	2,653,943
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23	375,891
2,550,000	U.S. Treasury Bond, 8.125%, due 08/15/19	3,343,688
	Total U.S. Treasury Bonds (Cost: $8,339,439)	8,390,081
	U.S. Treasury Notes (10.5%)
10,250,000	U.S. Treasury Note, 4.125%, due 05/15/15	10,107,423
2,200,000	U.S. Treasury Note, 4.875%, due 06/30/12	2,267,716
2,650,000	U.S. Treasury Note, 5.125%, due 06/30/08	2,666,139
	Total U.S. Treasury Notes (Cost: $14,874,848)	15,041,278
	Total Fixed Income Securities (Cost: $133,755,883) (93.6%)	134,594,562

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$5,054,178	State Street Bank & Trust Depository Reserve, 3%	$5,054,178
	Total Investments (Cost: $138,810,061) (97.1%)	139,648,740
	Excess of Other Assets over Liabilities (2.9%)	4,216,617
	Net Assets (100.0%)	$143,865,357

Notes to the Schedule of Investments:

CAD  -  Canadian Dollar.

EUR  -  Euro Currency.

GBP  -  British Pound.

ILS  -  Israeli Shekel.

MXN  -  Mexican Peso.

POL  -  Polish Zloty.

SEK  -  Swedish Krona.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

REIT  -  Real Estate Investment Trust.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of these securities amounted to $651,312 or 0.5% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	0.3%
Airlines	0.0	**
Automotive	0.2
Banking	7.8
Beverages, Food & Tobacco	0.3
Building Materials	0.0	**
Chemicals	0.1
Coal	0.0	**
Commercial Services	0.3
Communications	0.0	**
Computer Integrated Systems Design	0.0	**
Containers & Packaging	0.0	**
Data Processing & Preparation	0.0	**
Electric Utilities	0.7
Electrical Equipment	0.0	**
Electronics	0.3
Entertainment & Leisure	0.1
Financial Services	1.0
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.1
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.2
Household Products	0.1
Industrial - Diversified	0.0	**
Insurance	0.5
Lodging	0.1
Media - Broadcasting & Publishing	0.4
Medical Supplies	0.0	**
Metals	0.2
Miscellaneous	0.1
Oil & Gas	0.5
Pharmaceuticals	0.2
Private Mortgage-Backed Securities	0.4
Radio Telephone Communications	0.1
Real Estate	0.2
Retailers	0.1
Sovereign Government	2.3
Telephone Communications, exc. Radio	0.4
Telephone Systems	0.1
Transportation	0.2
U.S. Government Agency Obligations	58.2
U.S. Government Obligations	16.3
Foreign Government Securities	1.4
Short-Term Investments	3.5
Total	97.1%

*  These classifications are unaudited.

**  Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments

Principal Amount	Corporate Bonds	Value
	Airlines (1.1% of Net Assets)
$900,000	CHC Helicopter Corp., 7.375%, due 05/01/14	$873,000
	Automotive (2.5%)
500,000	Ford Motor Co., 7.45%, due 07/16/31	392,500
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,064,762
600,000	General Motors Corp., 8.375%, due 07/15/33	544,500	†
	Total Automotive	2,001,762
	Banking (1.8%)
525,000	Ford Motor Credit Co., 9.693%, due 04/15/12	530,308
1,000,000	GMAC LLC, 6%, due 12/15/11	890,670
	Total Banking	1,420,978
	Beverages, Food & Tobacco (1.2%)
650,000	Dole Foods Co., Inc., 8.75%, due 07/15/13	637,000	†
300,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	309,750
	Total Beverages, Food & Tobacco	946,750
	Building Materials (0.6%)
425,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	438,812
	Chemicals (6.1%)
750,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	712,500	*†
875,000	Lyondell Chemical Co., 8%, due 09/15/14	970,156
300,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	294,000	*
350,000	Mosaic Co., (144A), 7.625%, due 12/01/16	377,125	*
1,000,000	Nova Chemicals Corp., 8.484%, due 11/15/13	982,500
650,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	654,875
500,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	486,250
350,000	Westlake Chemical Corp., 6.625%, due 01/15/16	335,125
	Total Chemicals	4,812,531
	Coal (1.2%)
1,000,000	Massey Energy Co., 6.875%, due 12/15/13	947,500
	Commercial Services (6.0%)
875,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	901,250
900,000	Aramark Services, Inc., 8.5%, due 02/01/15	913,500
1,000,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	975,000	*
875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	864,062
600,000	Education Management LLC, 10.25%, due 06/01/16	631,500
475,000	US Oncology, Inc., 10.75%, due 08/15/14	494,000
	Total Commercial Services	4,779,312
	Communications (1.2%)
950,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	957,125
	Computer Integrated Systems Design (0.8%)
700,000	Unisys Corp., 8%, due 10/15/12	656,250
	Containers & Packaging (0.7%)
625,000	Pliant Corp., 11.125%, due 09/01/09	542,187	†

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2007

Principal Amount	Corporate Bonds	Value
	Data Processing & Preparation (0.9%)
$775,000	First Data Corp., (144A), 9.875%, due 09/24/15	$741,094	*
	Electric Utilities (10.2%)
400,000	AES Corp., 7.75%, due 03/01/14	401,000
250,000	AES Corp., (144A), 8%, due 10/15/17	251,562	*
1,550,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,557,750
750,000	Edison Mission Energy, (144A), 7%, due 05/15/17	733,125	*
900,000	InterGen NV, (144A), 9%, due 06/30/17	950,625	*
1,000,000	Mirant North America LLC, 7.375%, due 12/31/13	1,012,500
1,400,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,403,500
1,150,000	Reliant Energy, Inc., 7.625%, due 06/15/14	1,161,500
600,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15	601,500	*
	Total Electric Utilities	8,073,062
	Electronics (3.8%)
425,000	Celestica, Inc., 7.625%, due 07/01/13	406,937	†
800,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	760,000
650,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	633,750
200,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	175,000	†
1,025,000	Sanmina-SCI Corp., (144A), 8.444%, due 06/15/14	995,531	*
	Total Electronics	2,971,218
	Entertainment & Leisure (3.9%)
350,000	Herbst Gaming, Inc., 8.125%, due 06/01/12	311,500
550,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12	555,500	*
550,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	555,500
825,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15	837,375	*
900,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	852,750	*
	Total Entertainment & Leisure	3,112,625
	Financial Services (6.3%)
318,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	328,335
1,150,000	Ford Motor Credit Co., 7%, due 10/01/13	1,026,731
900,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	915,750	*
775,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	795,344
375,000	MCBC Holdings, Inc. (144A), 11.521%, due 10/15/14	376,875	*
500,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15	505,200	*
520,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	547,300
500,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	513,750
	Total Financial Services	5,009,285
	Forest Products & Paper (5.9%)
200,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	159,000
425,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	352,750
800,000	Catalyst Paper Corp., 7.375%, due 03/01/14	586,000
1,000,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,055,000
625,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	654,687

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value
	Forest Products & Paper (Continued)
$1,005,000	Neenah Paper, Inc., 7.375%, due 11/15/14	$954,750
500,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	515,000	*
400,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	413,000
	Total Forest Products & Paper	4,690,187
	Healthcare Providers (3.5%)
750,000	Community Health Systems, Inc., (144A), 8.875%, due 07/15/15	760,313	*
775,000	HCA, Inc., 9.25%, due 11/15/16	816,656
700,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	712,250
500,000	United Surgical Partners, 8.875%, due 05/01/17	510,000
	Total Healthcare Providers	2,799,219
	Heavy Machinery (0.4%)
300,000	Goodman Global Holdings, Inc., Class B, 8.36%, due 06/15/12	303,000
	Home Construction, Furnishings & Appliances (3.2%)
1,150,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	885,500	†
900,000	KB Home, 7.25%, due 06/15/18	837,000
525,000	Standard Pacific Corp., 9.25%, due 04/15/12	299,250	†
700,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	477,750
	Total Home Construction, Furnishings & Appliances	2,499,500
	Industrial—Diversified (0.6%)
500,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	456,250
	Insurance (1.4%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,069,750
	Lodging (2.8%)
500,000	M T R Gaming Group, Inc., 9%, due 06/01/12	498,750
625,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	612,500
250,000	Mandalay Resort Group, 7.625%, due 07/15/13	246,250
850,000	MGM Mirage, Inc., 7.625%, due 01/15/17	850,000
	Total Lodging	2,207,500
	Media—Broadcasting & Publishing (6.9%)
850,000	Charter Communications Holdings LLC, 11%, due 10/01/15	824,500
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	393,125
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	696,500
500,000	Dex Media, Inc., 8%, due 11/15/13	504,375
500,000	Echostar DBS Corp., 7%, due 10/01/13	520,625
900,000	Idearc, Inc., 8%, due 11/15/16	902,250
650,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	640,250
1,025,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15	999,375	*
	Total Media—Broadcasting & Publishing	5,481,000
	Medical Supplies (1.7%)
450,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	425,250
600,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15	618,750	*
275,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17	281,875	*
	Total Medical Supplies	1,325,875

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2007

Principal Amount	Corporate Bonds	Value
	Metals (3.7%)
$675,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.375%, due 04/01/17	$739,125
1,225,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	1,200,500	*
1,000,000	Novelis, Inc., 7.25%, due 02/15/15	960,000
	Total Metals	2,899,625
	Oil & Gas (5.2%)
500,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	481,250
1,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,212,000
625,000	Denbury Resources, Inc., 7.5%, due 12/15/15	635,938
425,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	426,063	*
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	424,000
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	491,250
75,000	Whiting Petroleum Corp., 7%, due 02/01/14	73,688
325,000	Williams Companies, Inc., 7.875%, due 09/01/21	357,500
	Total Oil & Gas	4,101,689
	Real Estate (2.0%)
1,075,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,085,750
450,000	Host Marriott, LP, 7.125%, due 11/01/13	455,625
	Total Real Estate	1,541,375
	Retailers (3.5%)
775,000	Dollarama Group, LP, 8.875%, due 08/15/12	788,563
1,000,000	Harry & David Holdings, Inc., 9%, due 03/01/13	960,000
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	543,750
500,000	Rite Aid Corp., 7.5%, due 01/15/15	473,750
	Total Retailers	2,766,063
	Telephone Communications, exc. Radio (4.1%)
500,000	Broadview Networks Holdings, Inc., (144A), 11.375%, due 09/01/12	530,000	*
750,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	751,875
800,000	Citizens Communications Co., 9%, due 08/15/31	825,000
750,000	Qwest Corp., 7.625%, due 06/15/15	787,500
350,000	Qwest Corp., 8.875%, due 03/15/12	382,813
	Total Telephone Communications, exc. Radio	3,277,188
	Telephone Systems (2.5%)
675,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	636,188
275,000	Rural Cellular Corp., (144A), 8.621%, due 06/01/13	282,906	*
950,000	Windstream Corp., 8.625%, due 08/01/16	1,017,688
	Total Telephone Systems	1,936,782
	Transportation (0.7%)
500,000	Hertz Corp., 8.875%, due 01/01/14	516,250
	Total Corporate Bonds (Cost: $77,482,647) (96.4%)	76,154,744

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Number of Shares	Equity Securities	Value
6,000	Chesapeake Energy Corp., Common Stock (Oil, Gas & Consumable Fuels)	$236,880
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio)	216,800	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
49,000	Level 3 Communications, Inc., Common Stock (Diversified Telecommunication Services)	148,470	**
15,000	M T R Gaming Group, Inc., Common Stock (Lodging)	130,650	**
4	Pliant Corp., Common Stock (Paper & Forest Products)	—	**
8,000	Rogers Communications, Inc., Class B, Common Stock (Radio Telephone Communications)	407,680
	Total Equity Securities (Cost: $1,357,424) (1.4%)	1,140,480
Number of Shares	Short-Term Investments
	Money Market Investments (4.8%)
3,799,170	Navigator Money Market Fund, 5.03%	3,799,170	***
Principal Amount	Other Short-Term Investments (0.6%)
$442,224	State Street Bank & Trust Depository Reserve, 3%	442,224
	Total Short-Term Investments (Cost: $4,241,394) (5.4%)	4,241,394
	Total Investments (Cost: $83,081,465) (103.2%)	81,536,618
	Liabilities in Excess of Other Assets (– 3.2%)	(2,555,476)
	Net Assets (100.0%)	$78,981,142

Notes to the Schedule of Investments:

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of these securities amounted to $16,290,294 or 20.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Airlines	1.1%
Automotive	2.5
Banking	1.8
Beverages, Food & Tobacco	1.2
Building Materials	0.6
Chemicals	6.1
Coal	1.2
Commercial Services	6.0
Communications	1.2
Computer Integrated Systems Design	0.8
Containers & Packaging	0.7
Data Processing & Preparation	0.9
Diversified Telecommunication Services	0.2
Electric Utilities	10.2
Electronics	3.8
Entertainment & Leisure	3.9
Financial Services	6.3
Forest Products & Paper	5.9
Healthcare Providers	3.5
Heavy Machinery	0.4
Home Construction, Furnishings & Appliances	3.2
Industrial—Diversified	0.6
Insurance	1.4
Lodging	2.9
Media—Broadcasting & Publishing	6.9
Medical Supplies	1.7
Metals	3.7
Oil & Gas	5.2
Oil, Gas & Consumable Fuels	0.3
Radio Telephone Communications	0.5
Real Estate	2.0
Retailers	3.5
Telephone Communications, exc. Radio	4.4
Telephone Systems	2.5
Transportation	0.7
Short-Term Investments	5.4
Total	103.2%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (58.7% of Net Assets)
$3,141,389	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 6.765%, due 08/25/34	$3,109,881
3,730,772	Countrywide Alternative Loan Trust (05-76-1A1), 6.413%, due 01/25/36	3,718,239
1,171,455	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 6.134%, due 07/20/34	1,171,233
3,532,161	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	3,532,372
1,070,178	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 6.879%, due 11/25/32	1,062,355
27,942	Federal Home Loan Mortgage Corp. (2432-FH), 5.791%, due 03/15/32	27,831
274,892	Federal Home Loan Mortgage Corp. (2585-FD), 5.591%, due 12/15/32	271,500
2,229,351	Federal Home Loan Mortgage Corp. (2649-PF), 5.491%, due 06/15/33 (PAC)	2,219,854
2,303,683	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	2,305,411
601,060	Federal Home Loan Mortgage Corp. (3063-FJ), 5.651%, due 05/15/33	600,621
3,092,296	Federal Home Loan Mortgage Corp. (3070-FT), 5.441%, due 11/15/35	3,061,961
2,849,397	Federal Home Loan Mortgage Corp. (3114-PF), 5.72%, due 02/15/36	2,823,183
3,655,918	Federal Home Loan Mortgage Corp. (3170-FM), 5.441%, due 09/15/33 (TAC)	3,630,400
2,665,225	Federal Home Loan Mortgage Corp. Strip (237-F22), 5.441%, due 05/15/36	2,643,503
2,805,996	Federal Home Loan Mortgage Corp. Strip (244-F14), 5.72%, due 12/15/36	2,775,298
2,784,075	Federal National Mortgage Association (03-64-FN), 5.77%, due 07/25/33	2,774,025
2,506,140	Federal National Mortgage Association (06-30-KF), 5.313%, due 05/25/36	2,473,811
1,660,328	Federal National Mortgage Association (06-74-GF), 5.82%, due 08/25/36	1,659,082
4,825,810	Federal National Mortgage Association (07-88-FY), 5.33%, due 09/25/37	4,814,770
1,361,707	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.373%, due 06/25/34	1,358,862
271,685	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.323%, due 12/25/33	272,427
3,360,521	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.575%, due 05/19/36	3,351,750
1,780,880	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.333%, due 10/25/45	1,770,863
4,521,886	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 6.933%, due 03/25/36	4,632,129
3,137,002	Harborview Mortgage Loan Trust (05-4-2A), 4.955%, due 07/19/35	3,104,942
154,621	Residential Accredit Loans, Inc. (02-QS16-A2), 5.423%, due 10/25/17	154,847
5,292,370	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.185%, due 11/25/35	5,262,627
2,001,901	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,998,798
98,367	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.323%, due 02/25/33 (PAC)	98,606
330,032	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36 (PAC)	328,848
	Total Collateralized Mortgage Obligations (Cost: $67,401,058)	67,010,029
	U.S. Government Agency Obligations (36.6%)
111,036	Federal Home Loan Mortgage Corp., Pool #1B1010, 6.911%, due 08/01/33	111,677
2,373,951	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.307%, due 06/01/35	2,395,981
363,434	Federal Home Loan Mortgage Corp., Pool #310005, 7.402%, due 11/01/19	374,508
143,195	Federal Home Loan Mortgage Corp., Pool #610967, 7.297%, due 04/01/28	146,363
745,230	Federal Home Loan Mortgage Corp., Pool #780721, 7.118%, due 08/01/33	754,426
216,340	Federal Home Loan Mortgage Corp., Pool #780833, 6.558%, due 09/01/33	215,388

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,336,006	Federal Home Loan Mortgage Corp., Pool #781122, 5.921%, due 12/01/33	$1,344,116
154,879	Federal Home Loan Mortgage Corp., Pool #789924, 5.105%, due 11/01/32	156,991
2,412,357	Federal Home Loan Mortgage Corp., Pool #847342, 6.155%, due 05/01/34	2,434,623
1,109	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	1,109
73,137	Federal National Mortgage Association, Pool #392536, 7.7%, due 08/01/27	73,850
151,413	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	158,155
40,602	Federal National Mortgage Association, Pool #661691, 6.472%, due 10/01/32	40,705
842,947	Federal National Mortgage Association, Pool #711014, 6.884%, due 10/01/33	853,509
193,523	Federal National Mortgage Association, Pool #725886, 6.085%, due 05/01/34	193,553
1,033,319	Federal National Mortgage Association, Pool #735084, 6.172%, due 02/01/34	1,050,141
411,854	Federal National Mortgage Association, Pool #735524, 6.851%, due 02/01/35	414,551
1,182,932	Federal National Mortgage Association, Pool #735542, 5.969%, due 11/01/34	1,184,943
1,345,920	Federal National Mortgage Association, Pool #770222, 5.174%, due 04/01/34	1,355,449
3,191,906	Federal National Mortgage Association, Pool #773853, 5.398%, due 04/01/34	3,253,446
548,073	Federal National Mortgage Association, Pool #786884, 6.766%, due 08/01/34	549,558
1,102,098	Federal National Mortgage Association, Pool #793031, 6.948%, due 07/01/34	1,099,816
1,894,069	Federal National Mortgage Association, Pool #804017, 4.021%, due 12/01/34	1,914,752
616,814	Federal National Mortgage Association, Pool #821159, 6.919%, due 05/01/35	628,533
2,461,269	Federal National Mortgage Association, Pool #821542, 4.403%, due 05/01/35	2,477,735
761,262	Federal National Mortgage Association, Pool #821915, 6.602%, due 06/01/35	767,649
876,010	Federal National Mortgage Association, Pool #822073, 6.676%, due 07/01/35	882,291
438,787	Federal National Mortgage Association, Pool #826239, 6.625%, due 07/01/35	443,767
460,583	Federal National Mortgage Association, Pool #830581, 6.835%, due 05/01/35	459,053
763,773	Federal National Mortgage Association, Pool #832721, 6.813%, due 09/01/35	772,182
726,133	Federal National Mortgage Association, Pool #841970, 6.989%, due 10/01/33	735,493
3,770,437	Federal National Mortgage Association, Pool #845565, 4.912%, due 01/01/36	3,761,313
1,333,665	Federal National Mortgage Association, Pool #851282, 6.784%, due 11/01/35	1,336,132
4,000,000	Federal National Mortgage Association, Pool #952235, 7%, due 11/01/37	4,147,500
72,239	Government National Mortgage Association II, Pool #80022, 6.125%, due 12/20/26	72,910
635,462	Government National Mortgage Association II, Pool #80546, 6%, due 10/20/31	639,217
96,116	Government National Mortgage Association II, Pool #80636, 5.5%, due 09/20/32	97,711
435,785	Government National Mortgage Association II, Pool #80734, 5.5%, due 09/20/33	438,343
14,264	Government National Mortgage Association II, Pool #80747, 6.125%, due 10/20/33	14,347
92,357	Government National Mortgage Association II, Pool #80757, 5.5%, due 10/20/33	92,899
167,919	Government National Mortgage Association II, Pool #80764, 6.125%, due 11/20/33	168,894
177,680	Government National Mortgage Association II, Pool #80766, 6.125%, due 11/20/33	178,728
539,766	Government National Mortgage Association II, Pool #80797, 6%, due 01/20/34	543,501
2,279,198	Government National Mortgage Association II, Pool #80848, 6.5%, due 03/20/34	2,297,112
238,762	Government National Mortgage Association II, Pool #80869, 6.5%, due 04/20/34	243,626
216,829	Government National Mortgage Association II, Pool #80937, 6.5%, due 06/20/34	219,051
301,756	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	308,980
	Total U.S. Government Agency Obligations (Cost: $41,610,475)	41,804,577
	Total Fixed Income Securities (Cost: $109,011,533) (95.3%)	108,814,606

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$5,700,000	American General Finance Corp., 4.8%, due 11/05/07 (Commerical Paper)	$5,696,960
700,001	ING Funding LLC, 4.77%, due 11/01/07 (Commerical Paper)	700,001
2,880,000	Merrill Lynch & Co., 4.65%, due 11/13/07 (Commerical Paper)	2,875,536
10,208	State Street Bank & Trust Depository Reserve, 3%	10,208
	Total	9,282,705
	Total Short-Term Investments (Cost: $9,282,705) (8.1%)	9,282,705
	Total Investments (Cost: $118,294,238) (103.4%)	118,097,311
	Liabilities in Excess of Other Assets (– 3.4%)	(3,916,334)
	Net Assets (100.0%)	$114,180,977

Notes to the Schedule of Investments:

PAC  -   Planned Amortization Class.

TAC  -   Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Banking	30.6%
U.S. Government Agency Obligations	64.7
Short-Term Investments	8.1
Total	103.4%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (75.1% of Net Assets)
$22,152,782	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$21,304,552
3,738,133	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.244%, due 02/25/35	3,734,395
2,630,005	Countrywide Alternative Loan Trust (05-27-1A2), 6.333%, due 08/25/35	2,606,812
14,923,089	Countrywide Alternative Loan Trust (05-76-1A1), 6.413%, due 01/25/36	14,872,957
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	12,329,125
9,566,831	Countrywide Home Loan Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	9,201,283
3,901,480	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	3,917,281
15,828,399	Countrywide Home Loan Mortgage Pass Through Trust (06-HYB5-1A1), 6.03%, due 09/20/36	15,510,723
2,118,868	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,083,411
3,064	Federal Home Loan Mortgage Corp. (1422-SA), 12.818%, due 11/15/07 (I/F)	3,071
22,790	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	22,844
1,791,705	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,845,797
53,662	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	54,787
1,719,261	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,736,746
734,906	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	765,220
3,178,521	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,206,747
6,755,704	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,064,575
5,238,804	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,088,660
10,062,113	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	9,897,698
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,586,640
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	6,641,051
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 1.306%, due 07/15/33 (I/F)(TAC)	359,876
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,588,725
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 3.698%, due 09/15/33 (I/F)	2,703,635
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,458,830
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	15,840,090
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 1.363%, due 11/15/33 (I/F)	2,141,414
8,560,136	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	8,182,976
11,309,844	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	10,968,626
9,625,512	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,323,078
3,372,948	Federal Home Loan Mortgage Corp. (2801-PS), 0.463%, due 05/15/34 (I/F)	2,228,844
13,453,696	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	13,138,476
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,847,700
5,742,230	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	3,652,632
4,842,524	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,977,456
11,518,534	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	11,088,202
14,422,786	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	13,948,854
9,984,328	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	9,828,074
3,546,453	Federal Home Loan Mortgage Corp. (2991-SH), 3.647%, due 07/15/33 (I/F)	3,475,417
7,088,723	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	6,909,209
11,867,082	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	10,996,751
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,794,459

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.726%, due 10/15/35 (I/F)	$4,172,537
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	9,296,407
15,766,197	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	15,820,748
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,584,300
20,725,558	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	20,774,677
21,124,595	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	21,186,279
3,019,138	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,045,163
6,578,519	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,255,251
8,552,075	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,438,845
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,631,900
12,207,913	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	11,716,422
2,650,411	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,572,409
8,422,562	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	8,050,959
1,591,417	Federal National Mortgage Association (04-19-SP), 0%, due 06/25/33 (I/F)	1,014,067
3,141,751	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,864,209
4,335,350	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	4,230,305
11,616,659	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	11,323,106
10,677,013	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	10,543,230
5,221,530	Federal National Mortgage Association (04-52-SW), 2.228%, due 07/25/34 (I/F)(I/O)	356,578
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,038,200
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,461,120
10,608,022	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	10,397,452
13,949,158	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	13,801,854
10,873,011	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	10,218,999
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F)(TAC)	9,148,785
6,621,357	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	6,578,318
12,203,958	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,386,781
16,084,459	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	15,408,912
9,651,620	Federal National Mortgage Association (07-88-FY), 5.33%, due 09/25/37	9,629,540
759,172	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	835,211
4,515,830	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,699,278
1,375,731	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,420,759
271,713	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	283,427
84,829	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	84,082
1,892,495	Government National Mortgage Association (02-41-SB), 1.003%, due 06/20/32 (I/F)(I/O)	101,627
4,128,090	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,151,084
2,414,487	Government National Mortgage Association (02-76-SG), 2.54%, due 10/16/29 (I/F)(I/O)	216,048
5,404,903	Government National Mortgage Association (03-42-SH), 1.553%, due 05/20/33 (I/F)(I/O)	262,462
9,049,632	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,874,341
2,327,199	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	2,154,986
10,308,020	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	9,999,295
7,123,980	Harborview Mortgage Loan Trust (04-10-3A1A), 6.96%, due 01/19/35	7,148,629

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	$26,602,187
8,378,284	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,056,436
3,118,234	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,026,620
8,457,369	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	8,387,934
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	29,372,100
15,166,279	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	15,008,398
2,823,788	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,796,793
278,679	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	284,099
24,513,438	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.095%, due 03/25/36	24,444,310
	Total Collateralized Mortgage Obligations (Cost: $693,503,624)	702,085,158
	U.S. Government Agency Obligations (13.8%)
3,416,575	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.718%, due 11/01/34	3,401,201
23,444	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	23,997
294,263	Federal Home Loan Mortgage Corp., Pool #755363, 7.225%, due 09/01/30	301,776
542,075	Federal Home Loan Mortgage Corp., Pool #789924, 4.84%, due 11/01/32	549,469
9,371	Federal Home Loan Mortgage Corp., Pool #846317, 7.211%, due 08/01/26	9,412
84,302	Federal Home Loan Mortgage Corp., Pool #846510, 7.161%, due 04/01/25	87,429
167,234	Federal Home Loan Mortgage Corp., Pool #846732, 7.233%, due 01/01/30	170,502
147,860	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	145,947
178,749	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	176,436
345,285	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	340,817
290,751	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	286,989
799,638	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	816,102
3,088,077	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,968,322
18,837,872	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	18,884,401
17,680,488	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	17,101,982
131,155	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	135,375
4,731,569	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,586,262
73,769	Federal National Mortgage Association, Pool #124410, 7.07%, due 07/01/22	75,344
625,588	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	636,585
1,041,593	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,047,093
2,771,457	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,764,196
572	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	578
21,834	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	22,165
56,088	Federal National Mortgage Association, Pool #348025, 7.045%, due 06/01/26	56,526
539,553	Federal National Mortgage Association, Pool #655819, 6.881%, due 08/01/32	549,999
420,174	Federal National Mortgage Association, Pool #661856, 6.752%, due 10/01/32	428,800
3,317,345	Federal National Mortgage Association, Pool #671133, 5.192%, due 02/01/33	3,331,676
812,815	Federal National Mortgage Association, Pool #672272, 4.942%, due 12/01/32	818,984
2,198,907	Federal National Mortgage Association, Pool #676766, 4.719%, due 01/01/33	2,181,953
1,510,682	Federal National Mortgage Association, Pool #687847, 4.531%, due 02/01/33	1,513,552
3,603,407	Federal National Mortgage Association, Pool #692104, 5.082%, due 02/01/33	3,604,235
3,373,264	Federal National Mortgage Association, Pool #699866, 4.384%, due 04/01/33	3,343,546
2,018,023	Federal National Mortgage Association, Pool #704454, 4.255%, due 05/01/33	1,995,825

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

October 31, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$2,095,795	Federal National Mortgage Association, Pool #708820, 4.615%, due 06/01/33	$2,088,208
4,431,256	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,237,787
2,376,488	Federal National Mortgage Association, Pool #728824, 3.957%, due 07/01/33	2,326,867
4,503,162	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,449,530
297,491	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	293,457
2,771,515	Federal National Mortgage Association, Pool #821915, 6.602%, due 06/01/35	2,794,768
15,542,422	Federal National Mortgage Association, Pool #838765, 5.196%, due 10/01/35	15,549,105
21,155,153	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	21,951,856
351,528	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	365,754
115,102	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	119,760
2,224,786	Government National Mortgage Association, Pool #80963, 5%, due 07/20/34	2,237,913
	Total U.S. Government Agency Obligations (Cost: $128,664,182)	128,772,481
	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	108,228
	Total U.S. Treasury Securities (Cost: $106,102)	108,228
	Total Fixed Income Securities (Cost: $822,273,908) (88.9%)	830,965,867
	Short-Term Investments
21,920,000	Abbey National LLC, 4.56%, due 11/14/07 (Commercial Paper)	21,883,905
12,200,000	American General Finance Corp., 4.73%, due 11/05/07 (Commercial Paper)	12,193,588
2,400,000	American General Finance Corp., 4.80%, due 11/05/07 (Commerical Paper)	2,398,720
15,000,000	BNP Paribas Finance Corp., 4.731%, due 11/07/07 (Commercial Paper)	14,988,173
19,479,000	Dresdner U.S. Finance, Inc., 4.77%, due 11/01/07 (Commercial Paper)	19,479,000
840,000	HBOS Halifax Bank of Scotland Treasury Services, 4.8%, due 11/05/07 (Commercial Paper)	839,552
15,000,000	Merrill Lynch & Co., Inc., 4.65%, due 11/15/07 (Commercial Paper)	14,972,875
15,300,000	Merrill Lynch & Co., Inc., 4.76%, due 11/15/07 (Commercial Paper)	15,271,678
110,198	State Street Bank & Trust Depository Reserve, 3%	110,198
	Total	102,137,689
	Total Short-Term Investments (Cost: $102,137,690) (10.9%)	102,137,689
	Total Investments (Cost: $924,411,598) (99.8%)	933,103,556
	Excess of Other Assets over Liabilities (0.2%)	1,685,735
	Net Assets (100.0%)	$934,789,291

Notes to the Schedule of Investments:

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -  Interest Only Security.

P/O  -  Principal Only Security.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Banking	23.8%
Private Mortgage-Backed Securities	0.9
U.S. Government Agency Obligations	64.2
U.S. Government Obligations	0.0 **
Short-Term Investments	10.9
Total	99.8%

*  These classifications are unaudited.

**   Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)	$676,025		$139,649	(2)	$81,537 (2)	$118,097	$933,104
Foreign Currency, at Value	—		4,031	(3)	—	—	—
Receivables for Securities Sold	—		1,709		2,297	376	45
Receivables for Fund Shares Sold	—		200		22	—	3,320
Interest and Dividends Receivable	2,337		1,249		1,663	466	3,497
Total Assets	678,362		146,838		85,519	118,939	939,966
LIABILITIES
Distributions Payable	2,726		629		685	495	3,682
Payables for Securities Purchased	3,877		2,016		1,795	4,164	—
Payables for Fund Shares Redeemed	—		170		107	—	1,014
Payables Upon Return of Securities Loaned	—		—		3,799	—	—
Accrued Directors' Fees and Expenses	4		4		4	4	4
Accrued Compliance Expense	—	(4)	—	(4)	1	— (4)	1
Accrued Management Fees	145		35		60	37	189
Accrued Distribution Fees	—		26		5	—	76
Other Accrued Expenses	182		93		82	58	211
Total Liabilities	6,934		2,973		6,538	4,758	5,177
NET ASSETS	$671,428		$143,865		$78,981	$114,181	$934,789
NET ASSETS CONSIST OF:
Paid-in Capital	$671,096		$143,762		$130,937	$114,471	$926,853
Accumulated Net Realized Loss on Investments and Foreign Currency	—		(1,131)		(50,088)	(162)	(1,170)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	—		947		(1,545)	(197)	8,692
Undistributed (Distributions in Excess of) Net Investment Income	332		287		(323)	69	414
NET ASSETS	$671,428		$143,865		$78,981	$114,181	$934,789
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$671,428		$29,005		$56,835	$114,181	$580,139
N Class Share			$114,860		$22,146		$354,650
CAPITAL SHARES OUTSTANDING: (5)
I Class Share	671,428,368		2,972,327		8,431,968	12,062,976	60,730,838
N Class Share			11,650,138		3,267,911		35,872,719
NET ASSET VALUE PER SHARE: (6)
I Class Share	$1.00		$9.76		$6.74	$9.47	$9.55
N Class Share			$9.86		$6.78		$9.89

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at October 31, 2007 was $676,025, $138,810, $83,082, $118,296 and $924,412, respectively.

(2)  The market value of securities lent for the TCW High Yield Bond Fund at October 31, 2007 was $3,630.

(3)  The identified cost for the TCW Core Fixed Income Fund at October 31, 2007 was $3,929.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Represents offering price and redemption price per share.

(6)  The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW High Yield Bond Fund		TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$34,753	$6,026		$10,331		$5,902	$37,568
Dividends	—	—		5		—	—
Net Security Lending Income	—	24	(1)	49	(1)	—	—
Total	34,753	6,050		10,385		5,902	37,568
Expenses:
Management Fees	1,640	497		983		563	3,392
Accounting Service Fees	94	20		23		16	94
Administration Fees	166	64		45		35	168
Transfer Agent Fees:
I Class	14	11		22		9	91
N Class	—	10		17		—	98
Custodian Fees	32	24		12		12	23
Professional Fees	40	38		32		32	70
Directors' Fees and Expenses	13	13		13		13	13
Registration Fees:
I Class	19	21		21		12	60
N Class	—	14		14		—	17
Distribution Fees:
N Class	—	231		110		—	571
Compliance Expense	6	2		4		1	9
Other	114	23		35		19	127
Total	2,138	968		1,331		712	4,733
Less Expenses Borne by Investment Advisor:
I Class	—	52		—		216	754
N Class	—	54		—		—	309
Net Expenses	2,138	862		1,331		496	3,670
Net Investment Income	32,615	5,188		9,054		5,406	33,898
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	—	261		1,355		—	(474)
Foreign Currency	—	71		—		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	838		(1,155)		(62)	9,066
Foreign Currency	—	101		—		—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	—	1,271		200		(62)	8,592
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,615	$6,459		$9,254		$5,344	$42,490

(1)  Net of broker fees.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Year Ended October 31,		Year Ended October 31,
	2007	2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$32,615	$23,547	$5,188	$2,144
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	—	332	(679)
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	—	—	939	1,014
Increase in Net Assets Resulting from Operations	32,615	23,547	6,459	2,479
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(32,615)	(23,547)	(1,489)	(1,729)
N Class	—	—	(4,122)	(739)
Total Distributions to Shareholders	(32,615)	(23,547)	(5,611)	(2,468)
NET CAPITAL SHARE TRANSACTIONS
I Class	106,512	(40,970)	(7,644)	(7,462)
N Class	—	—	96,362	373
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	106,512	(40,970)	88,718	(7,089)
Increase (Decrease) in Net Assets	106,512	(40,970)	89,566	(7,078)
NET ASSETS
Beginning of Year	564,916	605,886	54,299	61,377
End of Year	$671,428	$564,916	$143,865	$54,299
Undistributed Net Investment Income	$332	$332	$287	$481

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2007	2006	2007	2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9,054	$11,793	$5,406	$3,866	$33,898	$23,299
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,355	(1,235)	—	—	(474)	(461)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,155)	2,994	(62)	256	9,066	5,399
Increase in Net Assets Resulting from Operations	9,254	13,552	5,344	4,122	42,490	28,237
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(6,398)	(9,706)	(5,324)	(3,997)	(23,601)	(15,328)
N Class	(2,988)	(2,856)	—	—	(11,349)	(7,965)
Total Distributions to Shareholders	(9,386)	(12,562)	(5,324)	(3,997)	(34,950)	(23,293)
NET CAPITAL SHARE TRANSACTIONS
I Class	(52,293)	(37,723)	5,556	36,511	222,734	128,714
N Class	(28,079)	9,090	—	—	148,488	48,146
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(80,372)	(28,633)	5,556	36,511	371,222	176,860
Increase (Decrease) in Net Assets	(80,504)	(27,643)	5,576	36,636	378,762	181,804
NET ASSETS
Beginning of Year	159,485	187,128	108,605	71,969	556,027	374,223
End of Year	$78,981	$159,485	$114,181	$108,605	$934,789	$556,027
Undistributed (Distributions in Excess of) Net Investment Income	$(323)	$(181)	$69	$(28)	$414	$618

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 27 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Core Fixed Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.

Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time

US FIXED INCOME

TCW Funds, Inc.

October 31, 2007

of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2007.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2007.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2007.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per share dividends by each class.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Fund listed below has outstanding securities on loan at October 31, 2007. The loans were collateralized with cash which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW High Yield Bond Fund	$3,630	$3,799

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the years ended October 31, 2007 and 2006, the Funds below realized on a tax basis, the following net realized loss on security transactions (amounts in thousands):

	Net Realized Loss
	2007	2006
TCW Core Fixed Income Fund	$—	$(528)
TCW High Yield Bond Fund	—	(1,899)
TCW Total Return Bond Fund	(474)	(461)

US FIXED INCOME

TCW Funds, Inc.

October 31, 2007

At October 31, 2007 and 2006, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$3,058	$2,428	$917	$705	$364	$755
Undistributed Long-Term Gain	—	—	—	—	—	—
Total Distributable Earnings	$3,058	$2,428	$917	$705	$364	$755
	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2007	2006	2007	2006
Undistributed Ordinary Income	$564	$317	$4,095	$3,082
Undistributed Long-Term Gain	—	—	—	—
Total Distributable Earnings	$564	$317	$4,095	$3,082

Permanent differences incurred during the year ended October 31, 2007, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income, undistributed accumulated net realized gain (loss) and paid-in capital with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income (Loss)		Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Money Market Fund	$—	(1)	$—	$— (1)
TCW Core Fixed Income Fund	229		1,141	(1,370)
TCW High Yield Bond Fund	190		(191)	1
TCW Short Term Bond Fund	15		1	(16)
TCW Total Return Bond Fund	848		(1)	(847)

(1)  Amount rounds to less than $1 (in thousands).

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

During the years ended October 31, 2007 and 2006, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund
	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$32,615	$21,451	$5,611	$2,244	$9,386	$11,626
Long-Term Capital Gain	—	—	—	—	—	—
Total Distributions	$32,615	$21,451	$5,611	$2,244	$9,386	$11,626
	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$5,324	$3,653	$34,950	$20,829
Long-Term Capital Gain	—	—	—	—
Total Distributions	$5,324	$3,653	$34,950	$20,829

At October 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$1,309	$670	$311	$18,283
Unrealized (Depreciation)	(592)	(2,417)	(508)	(9,591)
Net Unrealized Appreciation	$717	$(1,747)	$(197)	$8,692
Cost of Investments for Federal Income Tax Purposes	$138,932	$83,284	$118,294	$924,412

At October 31, 2007, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2008	2009	2010	2012	2014	2015
TCW Core Fixed Income Fund	$329	$253	$—	$—	$528	$—
TCW High Yield Bond Fund	—	21,104	27,048	—	1,899	—
TCW Short Term Bond Fund	78	—	—	85	—	—
TCW Total Return Bond Fund	234	—	—	—	461	474

US FIXED INCOME

TCW Funds, Inc.

October 31, 2007

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50	% *
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% of the management fee for the year ended October 31, 2007.

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses of the TCW Money Market Fund, the TCW Short Term Bond Fund, the TCW Total Return Bond Fund — I Class, and the TCW Total Return Bond Fund — N Class are limited to 0.40%, 0.44%, 0.44% and 0.74%, respectively, of the Fund/class average daily net assets. Effective February 1, 2007, the Advisor instituted a voluntary expense cap of 0.44% and 0.78% for the TCW Core Fixed Income Fund's I Class and N Class shares, respectively. Prior to February 1, 2007, the operating expenses (each share class) of the TCW Core Fixed Income Fund were limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"). The operating expenses for each share class of the TCW High Yield Bond Fund are limited to the Lipper Average, which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. The Lipper Average, in effect as of October 31, 2007, as it relates to the TCW High Yield Bond Fund was 1.20%.

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (formerly TCW Brokerage Services)("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2007, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$34,823	$115,497	$24,739	$189,326
Sales or Maturity Proceeds	$18,210	$191,198	$10,138	$41,203
U.S. Government Purchases at Cost	$132,408	$—	$25,616	$206,036
U.S. Government Sales or Maturity Proceeds	$64,739	$—	$35,693	$75,022

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Money Market Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	6,079,799,727	$6,079,800	4,097,807,112	$4,097,807
Shares Issued upon Reinvestment of Dividends	14,971,496	14,971	12,146,183	12,146
Shares Redeemed	(5,988,258,818)	(5,988,259)	(4,150,923,323)	(4,150,923)
Net Increase (Decrease)	106,512,405	$106,512	(40,970,028)	$(40,970)
TCW Core Fixed Income Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	522,882	$5,058	375,914	$3,602
Shares Issued upon Reinvestment of Dividends	127,205	1,229	148,911	1,434
Shares Redeemed	(1,438,784)	(13,931)	(1,297,378)	(12,498)
Net Decrease	(788,697)	$(7,644)	(772,553)	$(7,462)
TCW Core Fixed Income Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	9,678,612	$94,886	34,752	$337
Shares Issued upon Reinvestment of Dividends	378,676	3,692	77,799	756
Shares Redeemed	(227,555)	(2,216)	(74,106)	(720)
Net Increase	9,829,733	$96,362	38,445	$373
TCW High Yield Bond Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	4,761,199	$32,865	7,595,578	$51,752
Shares Issued upon Reinvestment of Dividends	779,472	5,379	1,189,616	8,116
Shares Redeemed	(13,037,209)	(90,537)	(14,278,380)	(97,591)
Net Decrease	(7,496,538)	$(52,293)	(5,493,186)	$(37,723)
TCW High Yield Bond Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	4,535,662	$31,654	4,820,868	$33,134
Shares Issued upon Reinvestment of Dividends	434,996	3,029	405,013	2,782
Shares Redeemed	(8,992,892)	(62,762)	(3,884,011)	(26,826)
Net Increase (Decrease)	(4,022,234)	$(28,079)	1,341,870	$9,090

US FIXED INCOME

TCW Funds, Inc.

October 31, 2007

TCW Short Term Bond Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	219,418	$2,086	5,440,417	$51,466
Shares Issued upon Reinvestment of Dividends	543,126	5,152	402,480	3,801
Shares Redeemed	(176,777)	(1,682)	(1,986,142)	(18,756)
Net Increase	585,767	$5,556	3,856,755	$36,511
TCW Total Return Bond Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	31,973,367	$302,791	20,837,495	$195,187
Shares Issued upon Reinvestment of Dividends	2,103,008	19,896	1,443,806	13,504
Shares Redeemed	(10,568,451)	(99,953)	(8,538,917)	(79,977)
Net Increase	23,507,924	$222,734	13,742,384	$128,714
TCW Total Return Bond Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	24,080,064	$236,405	8,007,397	$77,661
Shares Issued upon Reinvestment of Dividends	1,079,872	10,572	784,477	7,600
Shares Redeemed	(10,035,288)	(98,489)	(3,830,088)	(37,115)
Net Increase	15,124,648	$148,488	4,961,786	$48,146

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at October 31, 2007.

Note 10 — Contingencies

In July 2004, a committee representing asbestos claimants (the "Committee") in the bankruptcy of G-I Holdings, Inc., filed suit against Building Material Corporation of America ("BMCA"), certain of its current and former bondholders and others (the "Complaint"). On March 24, 2006, the Complaint was amended to name additional bondholder defendants including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the "Funds") and other accounts and funds managed by TCW or its affiliates. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to BMCA, a wholly-owned subsidiary in 1994. BMCA has since issued notes, of which the Funds and others are alleged to be current or former holders. The complaint alleges that in 2000, more than two hundred noteholders — including the Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 10 — Contingencies (Continued)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. On March 22, 2007, a stay of all proceedings was entered at the request of the Committee and G-I Holdings, Inc.

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Funds. However, TCW believes that these matters are not likely to have a material adverse effect on the Funds or on TCW's ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

Note 11 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports.

TCW Money Market Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (1)	0.0497	0.0447	0.0252	0.0091	0.0100
Less Distributions:
Distributions from Net Investment Income	(0.0497)	(0.0447)	(0.0252)	(0.0091)	(0.0100)
Net Asset Value per Share, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	5.09%	4.56%	2.53%	0.91%	1.00%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$671,428	$564,916	$605,886	$513,590	$379,079
Ratio of Expenses to Average Net Assets:
Before expense waiver	0.33%	0.32%	0.34%	0.35%	0.37%
After expense waiver	N/A	N/A	N/A	N/A	0.37	% (2)
Ratio of Net Investment Income to Average Net Assets	4.97%	4.45%	2.52%	0.91%	1.00%

(1)  Computed using average shares outstanding throughout the period.

(2)  Effect of waiver is less than 0.01%.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$9.70	$9.69	$10.17	$10.00	$9.67
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.42	0.38	0.39	0.43	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.10	0.07	(0.36)	0.21	0.38
Total from Investment Operations	0.52	0.45	0.03	0.64	0.84
Less Distributions:
Distributions from Net Investment Income	(0.46)	(0.44)	(0.51)	(0.47)	(0.51)
Net Asset Value per Share, End of Year	$9.76	$9.70	$9.69	$10.17	$10.00
Total Return	5.46%	4.74%	0.26%	6.57%	8.82%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$29,005	$36,478	$43,945	$42,674	$49,770
Ratio of Expenses to Average Net Assets:
Before expense waiver	0.67%	0.79%	0.81%	0.81%	0.84%
After expense waiver	0.50%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.38%	3.95%	3.90%	4.23%	4.65%
Portfolio Turnover Rate	76.69%	90.58%	97.60%	73.55%	127.30%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$9.79	$9.78	$10.25	$10.08	$9.73
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.40	0.36	0.37	0.43	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.06	(0.36)	0.18	0.40
Total from Investment Operations	0.49	0.42	0.01	0.61	0.83
Less Distributions:
Distributions from Net Investment Income	(0.42)	(0.41)	(0.48)	(0.44)	(0.48)
Net Asset Value per Share, End of Year	$9.86	$9.79	$9.78	$10.25	$10.08
Total Return	5.17%	4.44%	0.01%	6.19%	8.69%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$114,860	$17,821	$17,432	$16,633	$15,356
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	0.82%	1.08%	1.10%	1.10%	1.06%
After expense reimbursement	0.76%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.10%	3.67%	3.61%	4.23%	4.29%
Portfolio Turnover Rate	76.69%	90.58%	97.60%	73.55%	127.30%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$6.85	$6.83	$7.26	$7.03	$6.17
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.49	0.49	0.52	0.54	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	0.06	(0.39)	0.26	0.88
Total from Investment Operations	0.42	0.55	0.13	0.80	1.46
Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.53)	(0.56)	(0.57)	(0.60)
Net Asset Value per Share, End of Year	$6.74	$6.85	$6.83	$7.26	$7.03
Total Return	6.27%	8.41%	1.74%	11.77%	24.53%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$56,835	$109,167	$146,266	$259,228	$285,435
Ratio of Expenses to Average Net Assets	0.93%	0.91%	0.88%	0.90%	0.89%
Ratio of Net Investment Income to Average Net Assets	7.00%	7.18%	7.26%	7.56%	8.67%
Portfolio Turnover Rate	91.99%	87.48%	97.52%	99.77%	146.65%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$6.90	$6.87	$7.30	$7.09	$6.21
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.47	0.49	0.52	0.55	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	0.05	(0.43)	0.23	0.89
Total from Investment Operations	0.40	0.54	0.09	0.78	1.45
Less Distributions:
Distributions from Net Investment Income	(0.52)	(0.51)	(0.52)	(0.57)	(0.57)
Net Asset Value per Share, End of Year	$6.78	$6.90	$6.87	$7.30	$7.09
Total Return	5.96%	8.15%	1.21%	11.42%	24.08%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$22,146	$50,318	$40,862	$53,551	$70,305
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	1.20%	1.20%	1.25%	1.32%	1.33%
After expense reimbursement	N/A	N/A	1.24%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	6.71%	7.18%	7.25%	7.56%	8.15%
Portfolio Turnover Rate	91.99%	87.48%	97.52%	99.77%	146.65%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006		2005	2004	2003
Net Asset Value per Share, Beginning of Year	$9.46	$9.44		$9.53	$9.50	$9.69
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.46	0.35		0.26	0.19	0.19
Net Realized and Unrealized Gain (Loss) on Investments	—	0.03		(0.11)	0.02	(0.07)
Total from Investment Operations	0.46	0.38		0.15	0.21	0.12
Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.36)		(0.24)	(0.18)	(0.31)
Net Asset Value per Share, End of Year	$9.47	$9.46		$9.44	$9.53	$9.50
Total Return	4.95%	4.08%		1.55%	2.26%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$114,181	$108,605		$71,969	$17,509	$18,918
Ratio of Operating Expenses to Average Net Assets:
Before expense reimbursement	0.63%	0.66%		0.80%	1.10%	1.20%
After expense reimbursement	0.44%	0.49%		0.65%	0.95%	1.00%
Ratio of Total Expenses to Average Net Assets	—%	0.51	% (2)	—%	—%	—%
Ratio of Net Investment Income to Average Net Assets	4.80%	3.74%		2.76%	1.98%	1.93%
Portfolio Turnover Rate	43.18%	42.09%		38.30%	44.05%	91.01%

(1)  Computed using average shares outstanding throughout the period.

(2)  Includes interest expense on reverse repurchase agreements.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$9.47	$9.40	$9.64	$9.57	$9.95
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.48	0.46	0.49	0.45	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.06	(0.26)	0.11	(0.26)
Total from Investment Operations	0.57	0.52	0.23	0.56	0.31
Less Distributions:
Distributions from Net Investment Income	(0.49)	(0.45)	(0.47)	(0.49)	(0.69)
Net Asset Value per Share, End of Year	$9.55	$9.47	$9.40	$9.64	$9.57
Total Return	6.16%	5.72%	2.37%	5.99%	3.14%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$580,139	$352,546	$220,671	$171,790	$144,345
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	0.61%	0.61%	0.64%	0.67%	0.69%
After expense reimbursement	0.44%	0.44%	0.44%	0.44%	0.51%
Ratio of Net Investment Income to Average Net Assets	5.09%	4.86%	5.12%	4.73%	5.76%
Portfolio Turnover Rate	18.29%	21.84%	24.39%	32.82%	59.84%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$9.81	$9.73	$9.95	$9.85	$10.22
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.47	0.44	0.47	0.47	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.07	(0.26)	0.07	(0.27)
Total from Investment Operations	0.56	0.51	0.21	0.54	0.28
Less Distributions:
Distributions from Net Investment Income	(0.48)	(0.43)	(0.43)	(0.44)	(0.65)
Net Asset Value per Share, End of Year	$9.89	$9.81	$9.73	$9.95	$9.85
Total Return	5.87%	5.42%	2.14%	5.62%	2.76%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$354,650	$203,481	$153,552	$72,458	$45,644
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	0.88%	0.88%	0.94%	1.04%	1.04%
After expense reimbursement	0.74%	0.74%	0.74%	0.74%	0.82%
Ratio of Net Investment Income to Average Net Assets	4.80%	4.56%	4.75%	4.75%	5.43%
Portfolio Turnover Rate	18.29%	21.84%	24.39%	32.82%	59.84%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
TCW Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Money Market Fund, TCW Core Fixed Income Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, and TCW Total Return Bond Fund, (the "TCW U.S. Fixed Income Funds") (five of twenty-seven funds comprising the TCW Funds, Inc.) as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the TCW U.S. Fixed Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW U.S. Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW U.S. Fixed Income Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW U.S. Fixed Income Funds as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

December 21, 2007
Los Angeles, California

US FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	October 31, 2007

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,025.20	0.33%	$1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.54	0.33%	1.68
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,030.00	0.44%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24
N Class Shares
Actual	$1,000.00	$1,028.10	0.73%	$3.73
Hypothetical (5% return before expenses)	1,000.00	1,021.53	0.73%	3.72
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$995.00	0.96%	$4.83
Hypothetical (5% return before expenses)	1,000.00	1,020.37	0.96%	4.89
N Class Shares
Actual	$1,000.00	$994.30	1.20%	$6.03
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11
TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,020.60	0.44%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24

US FIXED INCOME

TCW Funds, Inc.

October 31, 2007

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,030.00	0.44%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24
N Class Shares
Actual	$1,000.00	$1,029.30	0.74%	$3.79
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74%	3.77

US FIXED INCOME

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

US FIXED INCOME

TCW Funds, Inc.

Approval of Investments Management and Advisory Agreement and Sub-Advisory Agreement

TCW Funds, Inc. (the "Corporation") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Corporation. The Adviser has entered into agreements ("Sub-Advisory Agreements") with Société Générale Asset Management International Limited to act as a sub-advisor to the Emerging Markets Equities and Global Equities Funds, and with SG Asset Management (Singapore) Ltd. (collectively with Société Générale Asset Management International Limited, the "Sub-Advisers") to act as sub-adviser to the Asia Pacific Equities Fund. At a meeting held on May 7, 2007, the Board of Directors of the Corporation re-approved the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreements with respect to the Asia Pacific Equities, Emerging Markets Equities, and Global Equities Funds. The Adviser and the Sub-Advisers provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Advisory and Sub-Advisory Agreements

In evaluating the Advisory and Sub-Advisory Agreements, the Board including the Independent Directors, considered the following factors, among others:

Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Adviser and the Sub-Advisers, particularly in light of the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers. The Board evaluated the Adviser's experience in serving as manager of the Funds, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and has experience overseeing and monitoring the Sub-Advisers. The Board considered the benefit to shareholders of investing in a fund complex that is part of a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board considered the ability of the Adviser and the Sub-Advisers to provide appropriate levels of support and resources to the Corporation, as applicable, and whether the Adviser and the Sub-Advisers have sufficiently qualified personnel. The Board noted the background and experience of the senior management and portfolio management personnel of the Adviser and the Sub-Advisers, and that the expertise and amounts of attention expected to be given to the Corporation by the Adviser and Sub-Advisers, as applicable, is substantial. The Board considered the ability of the Adviser and the Sub-Advisers to attract and retain qualified business professionals. The Board noted that the Sub-Advisers were chosen based on their expertise in certain foreign securities markets, and that such expertise is integral to the investment strategy of the sub-advised funds. The Board also considered the breadth of the compliance programs of the Adviser and the Sub-Advisers, as well as the compliance operations of the Adviser and the Sub-Advisers with respect to the Funds. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in administering the Corporation's compliance program, and it took into consideration the assessment by the Corporation's Chief Compliance Officer of each Sub-Adviser's compliance program. The Board concluded that they were satisfied with the nature, extent and quality of the investment management services anticipated to be provided by the Adviser and the Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreements, as applicable.

US FIXED INCOME

TCW Funds, Inc.

Approval of Investments Management and Advisory Agreement and Sub-Advisory Agreement (Continued)

Investment Performance. The Board considered information about each Fund's historical performance, including the Morningstar 15(c) Report (the "Report"), as well as certain expense information regarding the funds. The Board noted that, with certain exceptions, the performance of the Funds determined over one, three, five, and ten year periods, as applicable, was at times above average for their category grouping (as determined in the Report) and was at times below average for their category grouping. The Asia Pacific Equities, Equities, Focused Equities, Money Market, Spectrum (previously named Large Cap Core Fund) and Total Return Bond Funds performed above their respective category averages for the periods presented. The Emerging Markets Equities, Emerging Markets Income, Growth Equities, Growth Insights, High Yield Bond, and Value Opportunities Funds performed below their respective category averages for the periods presented. The Board noted that the performance of the other funds was mixed, outperforming in certain periods and underperforming in others. The Board also noted, however, the performance provided by the Adviser with respect to certain of these Funds. Based on this information the Board concluded that the Adviser and the Sub-Advisers should continue to provide investment management services to the Funds, as applicable, consistent with the objectives and strategies of the Funds. The Board noted that it would continue to monitor Fund investment performance on a regular basis and discuss with the Adviser from time to time any long-term underperformance as determined to be appropriate by the Board.

Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in the materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients, as well as the total expenses of each of the Funds. The Board noted that the advisory fee charged to many of the Funds is higher than the advisory fee charged to certain separate accounts with similar strategies managed by the Adviser, but that the services provided the Funds are more extensive than the services provided separate accounts. In addition, the Board noted that each Fund's advisory fee does not exceed the range of advisory fees charged to the other mutual funds contained in each Fund's respective peer groupings, based on information presented to the Board . The Board took into consideration that the Adviser agreed to reduce its investment advisory fee or pay the operating expenses of each Fund pursuant to certain expense limitation agreements and noted the amounts paid or waived. The Board also considered the cost of services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from the relationship with the Corporation, including the overall financial soundness of the Adviser and Sub-Advisers.

Based on their evaluation of this information, and recognizing the difficulty in evaluating a manager's profitability with respect to the Funds it manages in the context of a manager with multiple lines of business and noting that other profitability methodologies may be reasonable, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement and Sub-Advisory Agreements are fair and bear a reasonable relationship to the services rendered. In connection with its consideration of the Sub-Advisory Agreements, the Board noted that the Sub-Advisers' fees are paid by the Adviser out of the fee the Adviser charges under the Advisory Agreement and are not paid directly by the Funds.

Economies of Scale. The Board considered the potential of the Adviser to experience economies of scale as the Funds grow in size. The Board noted that the Adviser has agreed to certain expense limitation arrangements, which are designed to maintain the overall expense ratios of the funds at a competitive level. The Board considered the relative advantages and disadvantages of an advisory fee with breakpoints compared to a flat advisory fee supplemented by advisory fee waivers and/or expense reimbursements and concluded that the current fee arrangements were appropriate given the current size and structure

US FIXED INCOME

TCW Funds, Inc.

of the Corporation and adequately reflected by economies of scale. The Board concluded that in light of the information presented, the current fee structures reflected in the Advisory Agreement and each Sub-Advisory Agreement are appropriate.

Ancillary Benefits. The Board considered ancillary benefits to be received by the Adviser, the Sub-Advisers, and their affiliates as a result of the relationship of the Adviser and the Sub-Advisers with the Corporation, including commission practices (such as soft dollars) and compensation for certain compliance support services. The Board noted that, in addition to the fees the Adviser and the Sub-Advisers receive under the Advisory and Sub-Advisory Agreements, the Adviser and the Sub-Advisers could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser and the Sub-Advisers from their relationships with the funds are consistent with the services provided by the Adviser and the Sub-Advisers to the Funds.

Based upon these considerations, the Board of Directors, including the Independent Directors, approved the Advisory Agreement and each Sub-Advisory Agreement with respect to the Funds as proposed.

TCW Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the twenty-seven TCW Funds, Inc. ("Company"). The directors of the Funds, and their business addresses and their principal occupation for the last five years are set forth below.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (71) c/o Paul Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization).	Point 360 (post production services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (83) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund, Inc. (closed-end fund).

Matthew K. Fong (53) Strategic Advisory Group 556 South Fair Oaks Avenue Pasadena, CA 91105	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999.	Seismic Warning Systems, Inc., PGP and TCW Strategic Income Fund, Inc. (closed-end fund).

John A. Gavin (76) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual funds).

Patrick C. Haden (54) 10900 Wilshire Boulevard Los Angeles, CA 90024 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (73) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), trustee of the Burridge Center for Research in Security Prices (University of Colorado), and TCW Strategic Income Fund, Inc. (closed-end fund).

TCW Funds, Inc.

Interested Directors

Each of these directors are "interested persons" of the Company as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (63) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (68) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None.

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Alvin R. Albe, Jr. (54) *	President and Chief Executive Officer	President, Chief Executive Officer and Director, the Advisor, Executive Vice President, TCW Asset Management Company; Excecutive Vice President and Director, Trust Company of the West; Executive Vice President, The TCW Group, Inc.; Director, President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Michael E. Cahill (56) *	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (49) *	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Peter A. Brown (52)	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Hilary G.D. Lord (51) *	Chief Compliance officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Ronald R. Redell (36) *	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (57) *	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

David S. DeVito (44) *	Treasurer	Group Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

  (1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief
Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

Item 2.

Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.	Audit Committee Financial Expert. The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2006	2007

$503,360	$552,430

(b) Audit-Related Fees Paid by Registrant

2006	2007

$0	$0

(c) Tax Fees Paid by Registrant

2006	2007

$88,192	$107,800

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2006	2007

$17,213	$20,400

Fees in 2006 were principally for review of the tax treatment of REMIC Securities. Fees in 2007 were principally for review of the tax treatment of contingent convertible securities.

(e) (1)	The registrant’s audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not

2

established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) None.

(h) Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

3

Item 11.	Exhibits.

	(a)	EX-99.CODE – Code of Ethics

	(b)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	January 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	January 9, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 9, 2008

5